Mortgage payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Mortgage payable
Mortgage payable

5. Mortgage payable

On July 10, 2020, the Company obtained a mortgage loan in the amount of $3,562,500 (the “Mortgage”) for the purpose of purchasing land and a 77,000 square-foot building located in Indianapolis, Indiana (the “Property”). The Mortgage is collateralized by a first charge over the Property. As part of the financing the Company incurred $17,194 of costs and fees from the lender that are capitalized and recorded as finance costs over the life of the Mortgage.

The Mortgage bears interest at 2.85% plus a minimum rate of 1‑month LIBOR, subject to a LIBOR floor of 0.25%. The Mortgage requires quarterly interest payments, which commenced on October 1, 2020, with the principal amount due at maturity on January 10, 2022.

For the three months ended March 31, 2021, the Company recorded $26,689 in interest costs (March 31, 2020 — $nil) which have been capitalized within property, in development, and $2,799 of accretion expense related to the unwinding of unamortized financing costs and fees (March 31, 2020 — $nil) and recorded through finance costs.

The Mortgage is guaranteed by a shareholder of the Company (the “Guarantor”). As at March 31, 2021 the Guarantor was in compliance with this covenant.

8. Mortgage payable

On July 10, 2020, the Company obtained a mortgage loan in the amount of $3,562,500 (the “Mortgage”) for the purpose of purchasing land and a 77,000 square-foot building located in Indianapolis, Indiana (the “Property”) (see note 5). The Mortgage is collateralized by a first charge over the Property. As part of the financing the Company incurred $17,194 of costs and fees from the lender that are capitalized and recorded as finance costs over the life of the Mortgage.

The Mortgage bears interest at 2.85% plus a minimum rate of 1‑month LIBOR, subject to a LIBOR floor of 0.25%. The Mortgage requires quarterly interest payments, which commenced on October 1, 2020, with the principal amount due at maturity on January 10, 2022.

For the year ended December 31, 2020, the Company recorded $54,605 in interest costs which have been capitalized within property, in development, and $5,354 of accretion expense related to the unwinding of unamortized financing costs and fees as recorded through finance costs.

The Mortgage is guaranteed by a shareholder of the Company (the “Guarantor”). As at December 31, 2020 the Guarantor was in compliance with this covenant.